As filed with the Securities and Exchange Commission on July 28, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00582

                          NEUBERGER BERMAN EQUITY FUNDS
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

       Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: August 31, 2006

Date of reporting period: May 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                      NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Century Fund
------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)         NUMBER OF SHARES                     MARKET VALUE(+)
                               ($000'S OMITTED)                                             ($000'S OMITTED)
COMMON STOCKS (99.5%)                                   FOOD & BEVERAGE (1.4%)
Biotechnology (6.1%)                                           3,900 Cadbury
       2,200 Amgen Inc.                 149*                           Schweppes ADR                 150
       3,900 Celgene Corp.              162*
       2,000 Genentech, Inc.            166*            HARDWARE (1.0%)
       2,900 Gilead Sciences            166*                   1,300 IBM                             104
                                 ----------
                                        643             HEALTH PRODUCTS & SERVICES (7.2%)
BUILDING PRODUCTS (0.6%)                                       1,800 DENTSPLY
       1,200 Eagle Materials             58                            International                 108
                                                               2,900 IMS Health                       78
BUSINESS SERVICES - IT BUSINESS (2.5%)                         5,200 Medtronic, Inc.                 262
       1,800 Accenture Ltd.              51                    2,300 UnitedHealth Group              101
       2,200 Automatic Data                                    2,900 WellPoint Inc.                  208*
               Processing               100                                                   ----------
       2,300 First Data                 106                                                          757
                                 ----------             INDUSTRIAL (4.6%)
                                        257                    3,500 Fastenal Co.                    150
COAL (1.3%)                                                    1,200 Fluor Corp.                     105
       2,200 Peabody Energy             137                    3,100 W.W. Grainger                   224
                                                                                              ----------
COMMERCIAL SERVICES (1.7%)                                                                           479
       4,900 Paychex, Inc.              180             INSURANCE (1.5%)
                                                               1,700 American
COMMUNICATIONS (2.0%)                                                  International
       9,900 Motorola, Inc.             209                            Group                         103
                                                               1,200 RenaissanceRe
COMMUNICATIONS EQUIPMENT (1.2%)                                        Holdings                       54
       6,625 Cisco Systems              130*                                                  ----------
                                                                                                     157
COMPUTER RELATED (0.5%)                                 INTERNET (2.2%)
         800 Apple Computer              48*                   1,600 eBay Inc.                        52*
                                                                 300 Google Inc. Class A             112*
COMPUTERS & SYSTEMS (1.2%)                                     2,000 Yahoo! Inc.                      63*
       9,400 EMC Corp.                  120*                                                  ----------
                                                                                                     227
CONSUMER PRODUCTS & SERVICES (1.8%)                     LEISURE (1.2%)
       7,200 Newell Rubbermaid          190                    1,750 Marriott
                                                                       International                 127
CONSUMER STAPLES (2.3%)
       4,400 Procter & Gamble           239             MACHINERY & EQUIPMENT (4.3%)
                                                               1,200 Caterpillar Inc.                 88
DEFENSE & AEROSPACE (2.7%)                                     2,700 Danaher Corp.                   173
       3,400 Boeing Co.                 283                    2,200 Deere & Co.                     188
                                                                                              ----------
ELECTRONICS (4.4%)                                                                                   449
       2,100 Emerson Electric           173             MANUFACTURING (3.9%)
       1,600 Jabil Circuit               56                   11,900 General Electric                408
       5,200 SONY CORP. ADR             235
                                 ----------             MEDICAL EQUIPMENT (1.7%)
                                        464                    2,700 Kyphon Inc.                     107*
ENTERTAINMENT (1.5%)                                           1,250 Zimmer Holdings                  76*
       2,200 Station Casinos            161                                                   ----------
                                                                                                     183
FINANCIAL SERVICES (5.3%)                               METALS (1.2%)
       1,900 American Express           103                    1,400 Phelps Dodge                    120
       1,100 Citigroup Inc.              54
       1,000 Goldman Sachs                              MINING (1.2%)
               Group                    151                    2,300 Freeport-McMoRan
         900 iShares Dow Jones                                         Copper & Gold                 129
               U.S. Financial
               Services Index
               Fund                     108
       1,600 SLM Corp.                   86
       1,700 U.S. Bancorp                53
                                 ----------
                                        555


See Notes to Schedule of Investments          1

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Century Fund cont'd
-------------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)          NUMBER OF SHARES                     MARKET VALUE(+)
                               ($000'S OMITTED)                                              ($000'S OMITTED)
OIL & GAS (5.1%)                                                3,900 QUALCOMM Inc.                   177
       2,300 Canadian Natural                                                                  ----------
               Resources                124                                                           387
         700 EOG Resources               46              TOTAL COMMON STOCKS
       1,900 GlobalSantaFe                               (COST $9,202)                             10,433
               Corp.                    114                                                    ----------
       1,200 Quicksilver                                 SHORT-TERM INVESTMENTS (2.1%)
               Resources                 42*                  221,301 Neuberger Berman
       2,600 Valero Energy              159                             Prime Money Fund
       2,200 Williams Cos                50                             Trust Class
                                 ----------                             (COST $ 221)                  221#@
                                        535                                                    ----------
OIL SERVICES (1.1%)                                      TOTAL INVESTMENTS (101.6%)
       1,800 Schlumberger Ltd.          118              (COST $9,423)                             10,654##
                                                         Liabilities, less cash, receivables
PHARMACEUTICAL (5.7%)                                     and other assets [(1.6%)]                  (165)
       3,600 AstraZeneca PLC                                                                   ----------
               ADR                      190              TOTAL NET ASSETS (100.0%)               $ 10,489
       2,554 Johnson & Johnson          154                                                    ----------
       2,700 Novartis AG ADR            150
       2,800 Schering-Plough             53
       1,200 Wyeth                       55
                                 ----------
                                        602
RETAIL (5.2%)
       4,200 Home Depot                 160
       2,100 Kohl's Corp.               113*
       7,450 Staples, Inc.              175
       2,500 Walgreen Co.               101
                                 ----------
                                        549
SEMICONDUCTORS (5.8%)
       2,800 Applied Materials           47
      13,700 Intel Corp.                247
       1,400 Linear Technology           47
       1,600 Microchip
               Technology                55
       1,600 National
               Semiconductor             41
       5,300 Texas Instruments          166
                                 ----------
                                        603
SOFTWARE (4.6%)
      12,300 Microsoft Corp.            279
      14,300 Oracle Corp.               203*
                                 ----------
                                        482
TECHNOLOGY (1.8%)
       1,000 Agilent
               Technologies              35*
         500 Cognizant
               Technology
               Solutions                 29*
       5,300 Corning Inc.               129*
                                 ----------
                                        193
TELECOMMUNICATIONS (3.7%)
       3,400 ALLTEL Corp.               210




See Notes to Schedule of Investments          2

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Fund
-------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)         NUMBER OF SHARES                     MARKET VALUE(+)
                               ($000'S OMITTED)                                             ($000'S OMITTED)
COMMON STOCKS (95.1%)                                   EDUCATION (0.8%)
BANKING (0.5%)                                               178,500 Universal Technical
     131,200 Texas Capital                                             Institute                   4,418*(E)
               Bancshares             3,011*
                                                        ELECTRICAL & ELECTRONICS (0.8%)
BANKING & FINANCIAL (4.4%)                                   242,200 LoJack Corp.                  4,275*
     179,486 Boston Private
               Financial Holdings     5,385             ENTERTAINMENT (1.4%)
     312,200 Wilshire Bancorp         5,523(E)               159,600 International
     259,932 Wintrust Financial      13,342(E)                         Speedway                    7,747
                                 ----------
                                     24,250             FILTERS (1.5%)
BASIC MATERIALS (0.8%)                                       258,000 CLARCOR Inc.                  8,114
     169,900 AMCOL
               International          4,592(E)          FINANCIAL SERVICES (3.4%)
                                                              71,700 FactSet Research
BIOTECHNOLOGY (1.0%)                                                   Systems                     3,220
      97,100 Techne Corp.             5,309*                 251,100 Financial Federal             7,024(E)
                                                              72,800 ITLA Capital                  3,629
BUILDING, CONSTRUCTION & FURNISHING (1.1%)                   279,900 W.P. Stewart & Co.            5,178
     252,300 Interline Brands         6,141*                                                  ----------
                                                                                                  19,051
BUSINESS SERVICES (8.8%)                                HEALTH PRODUCTS & SERVICES (9.3%)
     259,795 G & K Services          10,033                  200,100 Apria Healthcare
     322,300 Korn/Ferry                                                Group                       3,842*
               International          6,607*                 153,200 Computer
     368,000 Navigant Consulting      7,437*                           Programs and
     144,620 Ritchie Bros.                                             Systems                     6,156
               Auctioneers            8,533                  165,300 Healthspring, Inc.            2,767*
     491,735 Rollins, Inc.            9,687(E)               100,800 ICU Medical                   4,180*(E)
     170,100 Watson Wyatt                                    441,300 K-V Pharmaceutical            8,950*(E)
               Worldwide Class A      6,097(E)               105,200 LCA-Vision                    5,717(E)
                                 ----------                  112,400 MWI Veterinary
                                     48,394                            Supply                      3,428*
                                                             315,100 STERIS Corp.                  7,168
CHEMICALS (1.3%)                                             289,677 Young Innovations             9,400
     305,100 Rockwood Holdings        7,213*                                                  ----------
                                                                                                  51,608
CONSUMER CYCLICAL - LEISURE & CONSUMER SERVICES         INDUSTRIAL & COMMERCIAL PRODUCTS (5.0%)
(0.5%)                                                       165,200 Actuant Corp.                 9,752
     101,200 Winnebago                                       100,500 Griffon Corp.                 2,728*
               Industries             2,872(E)               106,000 Middleby Corp.                9,469*
                                                             251,200 Modine
CONSUMER DISCRETIONARY (0.8%)                                          Manufacturing               5,903
     117,138 RC2 Corp.                4,164*                                                  ----------
                                                                                                  27,852
CONSUMER PRODUCTS & SERVICES (2.2%)                     INSURANCE (2.3%)
     172,000 Central Garden &                                268,900 American Equity
               Pet                    7,201*                           Investment Life             3,509(E)
     156,704 Tootsie Roll                                    287,500 Amerisafe Inc.                3,235*
               Industries             4,753(E)               149,200 Hilb, Rogal and
                                 ----------                            Hamilton                    5,805(E)
                                     11,954                                                   ----------
                                                                                                  12,549
COSMETICS (0.8%)                                        INTERNET (2.0%)
     229,478 Elizabeth Arden          4,681*                 408,200 j2 Global
                                                                       Communications             10,842*(E)
DEFENSE (1.5%)
     290,700 ARGON ST                 8,288*(E)         MACHINERY & EQUIPMENT (7.4%)
                                                             304,950 Bucyrus
DISTRIBUTOR (3.1%)                                                     International              15,564(E)
     156,400 MSC Industrial                                  137,300 H&E Equipment
               Direct                 7,230                            Services                    4,085*
     171,450 ScanSource, Inc.        10,095*(E)
                                 ----------
                                     17,325


See Notes to Schedule of Investments          1

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Fund cont'd
--------------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)          NUMBER OF SHARES                     MARKET VALUE(+)
                              ($000'S OMITTED)                                               ($000'S OMITTED)
     258,200 IDEX Corp.              12,484(E)                264,900 Landstar System              11,706
     179,200 Regal-Beloit             8,589(E)                                                 ----------
                                 ----------                                                        36,176
                                     40,722              WASTE MANAGEMENT (2.0%)
MANUFACTURING (0.9%)                                           69,131 Stericycle, Inc.              4,609*(E)
     160,800 Drew Industries          5,097*(E)               166,000 Waste Connections             6,383*(E)
                                                                                               ----------
MATERIALS (1.1%)                                                                                   10,992
     256,500 Spartech Corp.           5,889(E)           TOTAL COMMON STOCKS
                                                         (COST $421,088)                          525,541
OFFICE (1.1%)                                                                                  ----------
     254,700 Acco Brands              5,797*(E)          SHORT-TERM INVESTMENTS (28.0%)
                                                          129,262,316 Neuberger Berman
OIL & GAS (1.4%)                                                        Securities Lending
     127,100 Berry Petroleum                                            Quality Fund, LLC         129,262(++)
               Class A                7,893                25,599,718 Neuberger Berman
                                                                        Prime Money Fund
OIL SERVICES (6.7%)                                                     Trust Class                25,600@
     182,000 Bristow Group            6,554*(E)                                                ----------
     172,000 CARBO Ceramics           8,646(E)           TOTAL SHORT-TERM INVESTMENTS
      80,100 Hydril                   5,999*(E)          (COST $154,862)                          154,862#
     550,500 TETRA                                                                             ----------
               Technologies          15,986*             TOTAL INVESTMENTS (123.1%)
                                 ----------              (COST $575,950)                          680,403##
                                     37,185                                                    ----------
PUBLISHING & BROADCASTING (6.1%)                         Liabilities, less cash, receivables
     179,390 Courier Corp.            6,849                and other assets [(23.1%)]            (127,586)
     400,681 Emmis                                                                             ----------
               Communications         6,435*             TOTAL NET ASSETS (100.0%)              $ 552,817
     490,300 Journal                                                                           ----------
               Communications         5,648
     488,000 Journal Register         4,880
     192,200 Meredith Corp.           9,620
                                 ----------
                                     33,432
RESTAURANTS (2.7%)
     252,200 Ruby Tuesday             7,014(E)
     477,200 Steak n Shake            7,816*
                                 ----------
                                     14,830
SEMICONDUCTORS (1.1%)
     207,600 Cabot
               Microelectronics       5,971*(E)

SPECIALTY RETAIL (0.7%)
      83,100 Guitar Center            4,001*(E)

TECHNOLOGY (4.1%)
     250,900 Kanbay
               International          3,470*(E)
     150,500 Landauer, Inc.           7,013
     336,690 Methode
               Electronics            3,212
     218,000 Online Resources &
               Communications         2,666*
     303,700 Plantronics, Inc.        6,545(E)
                                 ----------
                                      22,906
TRANSPORTATION (6.5%)
     218,800 Forward Air              8,188
     521,993 Heartland Express        8,801
     158,100 Hub Group Class A        7,481*



See Notes to Schedule of Investments          2

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Focus Fund
----------------------------------

NUMBER OF SHARES                 MARKET VALUE(+)         NUMBER OF SHARES                       MARKET VALUE(+)
                                ($000's OMITTED)                                              ($000'S OMITTED)
COMMON STOCKS (97.3%)                                         750,000 Jabil Circuit                26,115
CONSUMER GOODS & SERVICES (5.1%)                            1,800,000 Microsoft Corp.              40,770
     200,000 ALLTEL Corp.            12,370(E)              5,200,000 Nokia Corp. ADR             111,644(E)
   1,150,000 Sprint Nextel           24,392                                                    ----------
     795,000 Vertrue Inc.            30,965*^                                                     469,379
                                 ----------              TOTAL COMMON STOCKS
                                     67,727              (COST $863,934)                        1,296,614
ENERGY (4.2%)                                                                                  ----------
     700,000 Canadian Natural                            SHORT-TERM INVESTMENTS (8.6%)
               Resources             37,618(E)             76,022,601 Neuberger Berman
     300,000 ConocoPhillips          18,987                             Securities Lending
                                 ----------                             Quality Fund, LLC          76,023(++)
                                     56,605                38,044,218 Neuberger Berman
FINANCIAL SERVICES (28.0%)                                              Prime Money Fund
     350,000 American                                                   Trust Class                38,044@
               International                                                                   ----------
               Group                 21,280              TOTAL SHORT-TERM INVESTMENTS
   1,400,000 Bank of America         67,760(E)           (COST $114,067)                          114,067#
   1,200,000 Capital One                                                                       ----------
               Financial             99,324(E)           PRINCIPAL AMOUNT
   1,800,000 Citigroup Inc.          88,740
     100,000 Goldman Sachs                               REPURCHASE AGREEMENT (8.0%)
               Group                 15,095               107,125,000 Merrill Lynch Repurchase Agreement,
   1,110,000 Merrill Lynch           80,375                             4.86%, due 6/01/06, dated 5/31/06,
                                 ----------                             Maturity Value $107,139,462,
                                    372,574                             Collateralized by $109,395,000
HEALTH CARE (5.8%)                                                      U.S. Treasury Note, 4.88%, due
     600,000 Novartis AG ADR         33,288                             4/30/11 (Collateral Value
   1,200,000 Thermo Electron         44,088*(E)                         $109,267,740)
                                 ----------                             (COST $107,125)           107,125#
                                     77,376                                                    ----------
MACHINERY & EQUIPMENT (5.4%)                             TOTAL INVESTMENTS (113.9%)
   1,000,000 American Standard       42,490(E)           (COST $1,085,126)                      1,517,806##
   1,100,000 Tyco International      29,821              Liabilities, less cash, receivables
                                 ----------                and other assets [(13.9%)]            (184,751)
                                     72,311                                                    ----------
MEDIA & ENTERTAINMENT (3.1%)                             TOTAL NET ASSETS (100.0%)            $ 1,333,055
     700,000 Comcast Corp.                                                                     ----------
               Class A Special       22,400*
     500,000 Viacom Inc. Class B     18,875*
                                 ----------
                                     41,275
RETAIL (10.5%)
   1,200,000 Home Depot              45,744
   1,050,000 Select Comfort          34,398*
   1,374,000 TJX Cos.                32,578
     550,000 Wal-Mart Stores         26,647
                                 ----------
                                    139,367
TECHNOLOGY (35.2%)
     800,000 Advanced Micro
               Devices               24,712*(E)
   2,300,000 Amdocs Ltd.             86,181*(E)
     700,000 Cisco Systems           13,776*
   1,900,000 Flextronics
               International         21,394*
   3,250,000 International
              Rectifier             144,787*(E)


See Notes to Schedule of Investments          1

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Genesis Fund
------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)           NUMBER OF SHARES                     MARKET VALUE(+)
                               ($000'S OMITTED)                                              ($000'S OMITTED)
COMMON STOCKS (95.1%)                                       3,789,200 Matthews
AEROSPACE (0.8%)                                                        International             131,713^
   2,670,900 Curtiss-Wright          90,276^                                                   ----------
                                                                                                  640,152
AGRICULTURE (0.5%)                                       DEFENSE (6.5%)
   2,613,800 UAP Holding             61,686^                2,595,362 Alliant Techsystems         202,594*^
                                                            1,425,696 Applied Signal
AUTOMOTIVE (0.3%)                                                       Technology                 25,021^
   2,751,914 Gentex Corp.            39,875                 1,786,800 CACI International          108,852*^
                                                            3,499,742 DRS Technologies            186,396^
BANKING & FINANCIAL (5.6%)                                    786,800 FLIR Systems                 20,087*
   1,515,200 Bank of Hawaii          76,866                 2,398,600 ManTech
   1,553,819 Bank of the Ozarks      50,142^                            International              81,193*^
   1,152,394 BOK Financial           56,571                 1,695,700 MTC Technologies             47,005*^
   1,662,600 Cullen/Frost                                     381,299 NCI, Inc. Class A             5,182*^
               Bankers               94,269                   725,000 SI International             22,975*^
     645,000 Dime Community                                 1,665,800 SRA International            52,406*
               Bancshares             9,120                                                    ----------
   3,161,500 East West Bancorp      126,302^                                                      751,711
     894,300 Frontier Financial      30,567              DIAGNOSTIC EQUIPMENT (2.1%)
     691,939 Glacier Bancorp         20,246                 2,111,397 Biosite Inc.                 94,992*^
     274,859 OceanFirst                                     4,070,200 Cytyc Corp.                 106,965*
               Financial              5,986                 2,050,774 Immucor, Inc.                37,303*
     702,770 Prosperity                                                                        ----------
               Bancshares            22,693                                                       239,260
     398,600 Signature Bank          14,242*             EDUCATION (0.3%)
     811,962 Sterling Bancshares     13,876                   337,811 Strayer Education            33,680
     770,707 Texas Regional
               Bancshares            24,347              ENERGY (0.2%)
   2,344,200 UCBH Holdings           41,446                 1,581,300 KFx Inc.                     22,296*
   1,201,900 Westamerica
               Bancorp               58,340              FILTERS (2.4%)
                                 ----------                 5,616,522 CLARCOR Inc.                176,640^
                                    645,013                 3,028,700 Donaldson Co.               100,583
                                                                                               ----------
BUILDING, CONSTRUCTION & FURNISHING (0.9%)                                                        277,223
   3,028,200 Simpson                                     FINANCIAL SERVICES (1.3%)
               Manufacturing        105,048^                2,240,800 Eaton Vance                  59,426
                                                              776,300 FactSet Research
BUSINESS SERVICES (3.5%)                                                Systems                    34,864
   2,586,800 Arbitron Inc.          103,110^                  275,300 Interactive Data              5,377*
   3,932,931 Copart, Inc.           107,919*                1,046,300 Nuveen
   2,074,500 Harte-Hanks             56,717                             Investments                46,989
   2,188,300 Ritchie Bros.                                                                     ----------
               Auctioneers          129,110^                                                      146,656
     216,100 Rollins, Inc.            4,257              FINANCIAL TECHNOLOGY (1.0%)
     199,800 Trimble Navigation       9,179*                3,299,637 Fair Isaac                  117,368^
                                 ----------
                                    410,292              FOOD PRODUCTS (0.3%)
CAPITAL EQUIPMENT (3.7%)                                    1,127,200 J & J Snack Foods            36,465^
   2,364,450 Bucyrus
               International        120,682^             HEALTH CARE (11.1%)
   3,975,300 Joy Global             213,633                 3,510,600 Charles River
     993,000 Terex Corp.             90,859*                            Laboratories
                                 ----------                             International             140,565*
                                    425,174                 1,811,300 DENTSPLY
CONSUMER PRODUCTS & SERVICES (5.5%)                                     International             108,316
   5,461,950 Alberto-Culver                                   988,570 Diagnostic Products          57,060
               Class B              254,035^                4,526,900 Henry Schein                208,645*^
   7,037,450 Church & Dwight        254,404^                2,391,486 IDEXX Laboratories          182,781*^
                                                            3,043,850 K-V Pharmaceutical           61,729*^





See Notes to Schedule of Investments          1

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Genesis Fund cont'd
-------------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)          NUMBER OF SHARES                     MARKET VALUE(+)
                               ($000'S OMITTED)                                              ($000'S OMITTED)

   4,769,300 Mentor Corp.           192,632^                1,653,827 Carrizo Oil & Gas            46,605*^
   4,093,600 Patterson                                      1,606,180 Cimarex Energy               65,147
               Companies            140,206*                1,829,300 Comstock
   3,935,456 Respironics, Inc.      133,884*^                           Resources                  51,842*
   1,929,894 VCA Antech              58,128*                7,743,900 Denbury Resources           244,707*^
                                 ----------                 4,124,000 Encore Acquisition          109,533*^
                                  1,283,946                   772,100 Energy Partners              16,369*
HEALTH PRODUCTS & SERVICES (1.2%)                           3,867,100 EXCO Resources               46,405*
   2,821,368 Arrow International     90,961^                   75,000 Flint Energy
   1,282,400 ICU Medical             53,181*^                           Services                    3,961(N)
                                 ----------                   433,493 Hugoton Royalty
                                    144,142                             Trust                      11,999
HEAVY INDUSTRY (1.0%)                                       1,501,700 KCS Energy                   42,318*
   5,036,300 Chicago Bridge &                                 299,700 Petrohawk Energy              3,516*
               Iron                 114,223^                3,248,350 Quicksilver
                                                                        Resources                 113,920*
INDUSTRIAL & COMMERCIAL PRODUCTS (3.9%)                     7,780,900 Southwestern
   3,853,200 Brady Corp.            153,396^                            Energy                    251,323*
   2,265,423 Dionex Corp.           122,016*^               2,979,600 St. Mary Land &
     840,200 Pentair, Inc.           28,701                             Exploration               116,473^
   3,252,900 Roper Industries       152,366                   973,390 Swift Energy                 39,091*
                                 ----------                 2,547,300 Unit Corp.                  152,634*^
                                    456,479                10,969,900 UTS Energy                   72,410*
INSURANCE (2.9%)                                              687,700 Western Gas
   1,520,500 Arthur J. Gallagher     40,415                             Resources                  33,704
   3,651,400 Brown & Brown          111,258                 2,972,400 Western Oil Sands
   1,170,907 Erie Indemnity          59,248                             Class A                    82,954*
   1,455,000 HCC Insurance                                  7,242,600 XTO Energy                  298,540
               Holdings              44,654                                                    ----------
   2,273,730 W. R. Berkley           78,148                                                     1,958,954
                                 ----------              OIL SERVICES (7.3%)
                                    333,723                   529,900 Flint Energy
MEDICAL EQUIPMENT (0.4%)                                                Services                   27,987*
   2,553,812 American Medical                               5,000,140 Helix Energy
               Systems Holdings      50,489*                            Solutions Group           177,305*^
                                                              904,700 Helmerich & Payne            59,493
MEDICAL SERVICES (1.0%)                                     1,307,542 Hydril                       97,922*^
   2,991,018 AmSurg Corp.            72,054*^               5,276,689 National-Oilwell
   2,066,794 Wright Medical                                             Varco                     348,578*
              Group                  46,709*^                 814,400 Oceaneering
                                 ----------                             International              61,080*
                                    118,763                   401,800 OPTI Canada                   8,339*
METALS (2.7%)                                               1,517,300 Smith International          62,148
   9,359,500 Eldorado Gold           47,078*                                                   ----------
   2,421,700 Glamis Gold             92,896*                                                      842,852
   8,112,600 Ivanhoe Mines           55,734*             PACKING & CONTAINERS (1.6%)
   4,325,900 NovaGold                                       3,461,100 AptarGroup Inc.             182,054^
               Resources             54,896*
   2,272,180 Royal Gold, Inc.        64,257^             PHARMACEUTICAL (1.9%)
                                 ----------                 6,070,000 Pharmaceutical
                                    314,861                             Product
MINING (0.8%)                                                           Development               220,523^
   3,547,900 Compass Minerals                            PUBLISHING & BROADCASTING (0.1%)
               International         90,401^                  254,800 R.H. Donnelley               13,968

OFFICE EQUIPMENT (1.1%)                                  RESTAURANTS (0.5%)
   2,785,228 United Stationers      129,290*^               1,225,400 IHOP Corp.                   58,844^

                                                         RETAIL (2.1%)
OIL & GAS (16.9%)                                           2,269,649 Big 5 Sporting
   1,173,100 Cabot Oil & Gas         51,464                             Goods                      48,026^
   2,069,600 CARBO Ceramics         104,039^




See Notes to Schedule of Investments          2

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Genesis Fund cont'd
-------------------------------------------

NUMBER OF SHARES                     MARKET VALUE(+)
                                    ($000'S OMITTED)
   1,585,800 Hibbett Sporting
             Goods                        41,009*
   1,673,400 Michaels Stores              65,045
   1,563,238 School Specialty             56,339*^
     555,500 Tractor Supply               30,891*
                                      ----------
                                         241,310
SOFTWARE (0.1%)
     768,314 Blackbaud, Inc.              14,759

TECHNOLOGY (3.2%)
   3,268,300 Electronics for
               Imaging                    76,576*^
     933,400 Kronos Inc.                  37,336*
   1,910,100 MICROS Systems               78,601*
   4,914,947 Zebra Technologies          173,547*^
                                      ----------
                                         366,060
TECHNOLOGY - SEMICONDUCTOR (0.4%)
   1,721,700 Cognex Corp.                 43,232

TOTAL COMMON STOCKS
(COST $6,975,160)                     11,021,048
                                      ----------


SHORT-TERM INVESTMENTS (4.8%)
 558,506,950 Neuberger Berman
               Prime Money Fund
               Trust Class
               (COST $558,507)           558,507#@
                                      ----------

TOTAL INVESTMENTS (99.9%)
(Cost $7,533,667)                     11,579,555##
Cash, receivables and other
  assets, less liabilities (0.1%)         15,343
                                      ----------

TOTAL NET ASSETS (100.0%)           $ 11,594,898
                                      ----------




See Notes to Schedule of Investments          3

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Guardian Fund
-------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)          NUMBER OF SHARES                     MARKET VALUE(+)
                               ($000's OMITTED)                                              ($000's OMITTED)
COMMON STOCKS (97.0%)                                    OIL & GAS (3.0%)
Automotive (5.2%)                                             213,850 Cimarex Energy                8,674(E)
     644,200 BorgWarner, Inc.        42,375                   930,700 Newfield
     375,000 Toyota Motor ADR        40,268                             Exploration                39,769*
                                 ----------                                                    ----------
                                     82,643                                                        48,443
BANKING & FINANCIAL (5.2%)                               OIL SERVICES (0.6%)
     597,000 Bank of New York        19,838                   148,400 Schlumberger Ltd.             9,731(E)
   1,023,300 State Street            63,547
                                 ----------              PHARMACEUTICAL (6.4%)
                                     83,385                   855,900 Affymetrix, Inc.             23,546*(E)
CABLE SYSTEMS (7.8%)                                          334,050 Millipore Corp.              23,183*
   1,548,600 Comcast Corp.                                    994,600 Novartis AG ADR              55,180(E)
               Class A Special       49,555*                                                   ----------
                                                                                                  101,909
   1,862,063 Liberty Global Class                        REAL ESTATE (1.3%)
               A                     42,697*(E)               410,600 AMB Property                 20,296
   1,425,463 Liberty Global Class
               C                     31,589*(E)          TECHNOLOGY (3.5%)
                                 ----------                 1,966,800 National
                                    123,841                            Instruments                 55,090

                                                         TECHNOLOGY - SEMICONDUCTOR (9.5%)
CONSUMER CYCLICALS (2.2%)                                   4,040,100 Altera Corp.                 79,024*
   1,985,919 Liberty Media                                  2,297,650 Texas Instruments            71,756(E)
               Holding Interactive                                                             ----------
               Class A               35,667*                                                      150,780

CONSUMER DISCRETIONARY (2.3%)                            TECHNOLOGY - SEMICONDUCTOR CAPITAL EQUIPMENT
     577,300 V.F. Corp.              36,329              (3.6%)

CONSUMER STAPLES (1.8%)                                     3,656,950 Teradyne, Inc.               56,939*
     546,700 Costco Wholesale        28,937(E)
                                                         TRANSPORTATION (3.3%)
DEFENSE (2.9%)                                              1,192,200 Canadian National
     639,900 L-3                                                        Railway                    53,291(E)
               Communications
               Holdings              46,687              UTILITIES (4.6%)
                                                            6,143,532 National Grid                69,795
ENERGY (2.1%)                                                  67,218 National Grid ADR             3,809(E)
     480,400 BP PLC ADR              33,964                                                    ----------
                                                                                                   73,604
FINANCIAL SERVICES (7.6%)
   1,197,764 Citigroup Inc.          59,050(E)           WASTE MANAGEMENT (4.4%)
     533,700 Freddie Mac             32,043                   581,500 Republic Services            23,725(E)
     197,900 Goldman Sachs                                  1,259,600 Waste Management             46,127
               Group                 29,873                                                    ----------
                                 ----------                                                        69,852
                                    120,966              TOTAL COMMON STOCKS
HEALTH PRODUCTS & SERVICES (4.9%)                        (COST $1,149,898)                      1,547,815
     589,500 Quest Diagnostics       32,859(E)
   1,044,800 UnitedHealth Group      45,929              SHORT-TERM INVESTMENTS (13.8%)
                                 ----------               170,795,199 Neuberger Berman
                                     78,788                             Securities Lending
                                                                        Quality Fund, LLC         170,795(++)

INDUSTRIAL (4.8%)                                          49,820,675 Neuberger Berman
   1,199,500 Danaher Corp.           76,900(E)                          Prime Money Fund
                                                                        Trust Class                49,821@
INSURANCE (6.1%)                                                                               ----------
   1,086,800 Progressive Corp.       29,724(E)           TOTAL SHORT-TERM INVESTMENTS
   1,947,550 Willis Group                                (COST $220,616)                          220,616#
               Holdings              67,677                                                    ----------
               Holdings          ----------              TOTAL INVESTMENTS (110.8%)
                                     97,401              (COST $1,370,514)                      1,768,431##

                                                         Liabilities, less cash, receivables
MEDIA (3.9%)                                               and other assets [(10.8%)]            (171,686)
   1,347,700 E.W. Scripps            62,372                                                    ----------

See Notes to Schedule of Investments          1

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Guardian Fund cont'd
--------------------------------------------

Total Net Assets (100.0%)       $ 1,596,745
                                -----------



See Notes to Schedule of Investments          2

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Fund
------------------------------------------

NUMBER OF SHARES                 MARKET VALUE(+)         NUMBER OF SHARES                     MARKET VALUE(+)
                                ($000'S OMITTED)                                             ($000'S OMITTED)
COMMON STOCKS (91.7% )                                        164,070 Wacker Chemie AG             19,054*
ARGENTINA (0.9%)                                              146,150 Wincor Nixdorf AG            19,524
      470,600 Tenaris SA ADR          17,360                                                   ----------
                                                                                                   74,386
AUSTRALIA (5.3%)                                         GREECE (0.6%)
   19,979,128 Hardman                                         181,710 Sarantis SA                   1,865
                Resources             25,606*(E)              192,000 Titan Cement                 10,053
    6,864,635 Paladin Resources       25,027*(E)                                               ----------
    3,350,468 Timbercorp Ltd.          9,344(E)                                                    11,918
    1,119,802 Woodside                                   HONG KONG (1.7%)
                Petroleum             37,037               31,351,000 TPV Technology               31,120(E)
                                  ----------
                                      97,014             IRELAND (8.2%)
BELGIUM (3.8%)                                                757,417 Allied Irish Banks           18,166
      752,324 Euronav SA              19,502(E)             3,155,945 Anglo Irish Bank             49,206
       26,544 EVS Broadcast                                 3,116,647 C&C Group                    26,277
                Equipment              1,291                  911,513 CRH PLC                      30,763
      443,440 Fortis                  16,212(E)               326,740 DCC PLC                       7,677
      693,729 InBev NV                33,401                5,419,195 Dragon Oil PLC               19,718*
                                  ----------                                                   ----------
                                      70,406                                                      151,807
BRAZIL (2.5%)                                            ITALY (0.4%)
    1,114,900 Natura Cosmeticos       11,138                  727,131 Marazzi Group                 7,763
      406,770 Petroleo Brasileiro
                ADR                   35,328             JAPAN (15.8%)
                                  ----------                  300,910 Acom Co.                     17,796
                                      46,466                  463,600 Aica Kogyo                    6,235
CANADA (10.1%)                                              3,525,000 Brother Industries           34,442
      186,000 Addax Petroleum          4,537*(n)              578,000 CHIYODA Corp.                11,249
      290,300 Addax Petroleum          7,080*               1,070,700 F.C.C. Co.                   22,077
      684,900 Canadian Natural                              1,435,500 Heiwa Corp.                  20,419(E)
                Resources             36,018                   88,200 Hisamitsu
    2,444,900 Centurion Energy                                          Pharmaceutical
                International         17,025*                           Co.                         2,750
      876,400 Corus                                         1,087,100 Mars Engineering             31,468
                Entertainment Inc.,                           364,400 Maruichi Steel Tube           8,146(E)
                B Shares              28,607(E)               795,700 Nihon Kohden                 13,643
    1,308,387 Great Canadian                                2,523,900 Nissan Motor                 30,347
                Gaming                14,651*                 203,000 Nissha Printing               7,919
      202,740 Great Canadian                                  540,000 Nissin Healthcare
                Gaming                 2,270*(N)                        Food Service                8,032(E)
      458,073 MacDonald                                         4,023 Pasona, Inc.                  8,062
                Dettwiler             19,438*(E)            2,178,000 PENTAX Corp.                 12,008
      317,100 Suncor Energy           25,554                  139,100 PLENUS Co.                    4,757
    1,729,965 Talisman Energy         31,450                  144,100 Sankyo Co.                    9,433
                                  ----------                3,882,000 Sumitomo Metal
                                     186,630                            Industries                 17,288
FRANCE (5.4%)                                                 149,100 Takeda
      313,660 BNP Paribas             29,302(E)                         Pharmaceutical              9,641
      950,880 GameLoft                 6,955*               1,011,000 Takuma Co.                    7,330(E)
       89,399 Ipsos                   12,000                  453,400 TENMA Corp.                   8,763
      210,450 Publicis Groupe          8,512(E)                                                ----------
      263,721 Saft Groupe SA           7,615*                                                     291,805
       80,464 Societe Generale        12,411(E)          KOREA (2.8%)
      359,230 Total SA ADR            23,426(E)               165,020 Hyundai Mobis                13,052
                                  ----------                  389,830 KT Corp.                     16,633
                                     100,221                  191,785 KT Corp. ADR                  4,229
GERMANY (4.0%)                                                 70,317 SK Telecom                   16,767
      256,683 Continental AG          28,074                                                   ----------
      175,315 Rhoen-Klinikum AG        7,734(E)                                                    50,681



See Notes to Schedule of Investments          1

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Fund cont'd
-------------------------------------------------

NUMBER OF SHARES                 MARKET VALUE(+)          NUMBER OF SHARES                     MARKET VALUE(+)
                                ($000'S OMITTED)                                              ($000'S OMITTED)
NETHERLANDS (1.6%)                                            3,304,490 Universo Online SA          17,224*
      193,315 Aalberts Industries                                                               ----------
                NV                    14,351                                                        66,133
      119,648 Sligro Food Group        6,307              GERMANY (2.1%)
      364,259 Tele Atlas NV            8,578*                    39,215 Porsche AG                  38,059
                                  ----------
                                      29,236              TOTAL PREFERRED STOCKS
NORWAY (1.8%)                                             (COST $102,184)                          104,192
      575,772 Prosafe ASA             32,762(E)
                                                          SHORT-TERM INVESTMENTS (9.4%)
SPAIN (0.9%)                                                154,305,623 Neuberger Berman
      247,730 Renta Corp. Real                                            Securities Lending
                Estate SA              7,709*                             Quality Fund, LLC        154,306(++)
      167,342 Telefonica SA ADR        8,223                 18,601,815 Neuberger Berman
                                  ----------                              Prime Money Fund
                                      15,932                              Trust Class               18,602@
SWEDEN (2.7%)                                                                                   ----------
    2,355,900 Intrum Justitia AB      21,295              TOTAL SHORT-TERM INVESTMENTS
      835,600 Nobia AB                27,203              (COST $172,908)                          172,908#
       26,120 Unibet Group PLC           644                                                    ----------
                                  ----------              TOTAL INVESTMENTS (106.8%)
                                      49,142              (COST $1,768,883)                      1,968,358##
SWITZERLAND (1.3%)                                        Liabilities, less cash, receivables
      272,351 Advanced Digital                            and other assets [(6.8%)]               (124,865)
                Broadcast             23,070*                                                   ----------
                                                          TOTAL NET ASSETS (100.0%)            $ 1,843,493
TAIWAN, PROVINCE OF CHINA (0.5%)                                                                ----------
   17,456,000 Hsinchu
                International Bank     8,718

UNITED KINGDOM (21.4%)
4,689,780 888 Holdings PLC            18,470*
    2,774,516 Barclays PLC            32,118
      965,598 Barratt
                Developments          16,604
    2,120,479 Burren Energy           32,252
      201,630 GlaxoSmithKline
                PLC                    5,590
    1,108,594 Kensington Group        21,596
   11,723,551 MFI Furniture
                Group                 25,309
    2,161,078 NETeller PLC            25,422*
    1,271,897 Northern Rock           24,468
    2,241,231 Punch Taverns PLC       35,999
    2,620,472 Redrow PLC              23,095
    5,058,876 RPS Group               19,497
    2,055,650 Trinity Mirror          19,599
    3,715,596 Tullow Oil PLC          25,299
   17,874,180 Vodafone Group          41,182
    2,456,469 William Hill            28,321
                                  ----------
                                     394,821
TOTAL COMMON STOCKS
(COST $1,493,791)                  1,691,258
                                 -----------
PREFERRED STOCKS (5.7%)
BRAZIL (3.6%)
      806,500 Companhia Vale do
                Rio Doce ADR          31,462
    1,177,900 Ultrapar
                Participacoes         17,447


See Notes to Schedule of Investments          2

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY INTERNATIONAL FUND
--------------------------------------------------------------



                                 MARKET VALUE+      PERCENTAGE OF
INDUSTRY                       (000's OMITTED)         NET ASSETS
Oil & Gas                            $ 320,665              17.4%
Banks                                  212,197              11.5%
Automobiles & Components               131,609               7.1%
Hotels, Restaurants & Leisure          106,417               5.8%
Technology - Hardware                   98,385               5.3%
Commercial Services & Supplies          86,062               4.7%
Telecommunications - Wireless           78,811               4.3%
Consumer Discretionary                  78,399               4.3%
Media                                   68,718               3.7%
Consumer Durables & Apparel             66,902               3.6%
Capital Goods                           65,425               3.5%
Food, Beverage & Tobacco                59,678               3.2%
Energy Services & Equipment             52,264               2.8%
Materials - Metals & Mining             48,750               2.6%
Financial Services                      46,717               2.6%
Chemicals                               42,736               2.3%
Energy                                  42,052               2.3%
Telecommunications - Diversified        31,293               1.7%
Retailing                               25,309               1.4%
Health Care Equipment & Services        21,377               1.2%
Construction Materials                  18,199               1.0%
Pharmaceuticals & Biotechnology         17,981               1.0%
Diversified Financials                  17,796               1.0%
Household & Personal Products           11,138               0.6%
Materials                                9,344               0.5%
Technology - Software                    8,578               0.5%
Real Estate                              7,709               0.4%
Industrial & Commercial Products         7,677               0.4%
Technology                               6,955               0.4%
Consumer Staples                         6,307               0.3%
Other Assets-Net                        48,043               2.6%

                                       -------             ------
                                    $1,843,493             100.0%
                                       -------             ------

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Institutional Fund
--------------------------------------------------------

NUMBER OF SHARES                 MARKET VALUE(+)         NUMBER OF SHARES                     MARKET VALUE(+)
                                ($000'S OMITTED)                                              ($000'S OMITTED)
COMMON STOCKS (93.8%)                                           37,960 Wincor Nixdorf AG             5,071
                                                                                                ----------
                                                                                                    18,916
ARGENTINA (1.1%)
     126,900 Tenaris SA ADR            4,681

AUSTRALIA (5.5%)                                          GREECE (0.5%)
   4,928,464 Hardman                                             1,340 Sarantis SA                      14
               Resources               6,317*                   45,640 Titan Cement                  2,389
   1,671,930 Paladin Resources         6,096*(E)                                                ----------
     854,629 Timbercorp Ltd.           2,383                                                         2,403
     301,502 Woodside
             Petroleum                 9,972              HONG KONG (1.7%)
                                  ----------                 7,855,000 TPV Technology               7,797(E)
                                      24,768
                                                          IRELAND (8.6%)
                                                               174,260 Allied Irish Banks            4,141
BELGIUM (3.9%)                                                 803,749 Anglo Irish Bank             12,728
     164,150 Euronav SA                4,255(E)                828,047 C&C Group                     6,981
       6,000 EVS Broadcast                                     233,723 CRH PLC                       7,852
               Equipment                 292                    91,620 DCC PLC                       2,153
     109,650 Fortis                    4,009(E)              1,348,335 Dragon Oil PLC                4,906*
     181,930 InBev NV                  8,759                                                    ----------
                                  ----------                                                        38,761
                                      17,315              ITALY (0.5%)
BRAZIL (1.9%)                                                  202,840 Marazzi Group                 2,166
      99,850 Petroleo Brasileiro
                ADR                    8,672              JAPAN (16.1%)
                                                                74,410 Acom Co.                      4,401

CANADA (10.5%)                                                 114,900 Aica Kogyo                    1,545
      45,100 Addax Petroleum           1,100*(n)               870,000 Brother Industries            8,500
      77,500 Addax Petroleum           1,890*                  143,000 CHIYODA Corp.                 2,783
     169,700 Canadian Natural                                  265,200 F.C.C. Co.                    5,468
               Resources               8,924                   339,700 Heiwa Corp.                   4,832(E)
     606,400 Centurion Energy                                   15,600 Hisamitsu
               International           4,222*                            Pharmaceutical
     191,250 Corus                                                       Co.                           486
               Entertainment Inc.,                             264,800 Mars Engineering              7,665
               B Shares                6,243                   129,600 Maruichi Steel Tube           2,897(E)
     401,440 Great Canadian                                    200,200 Nihon Kohden                  3,433
               Gaming                  4,495*                  631,100 Nissan Motor                  7,588
      5,790  Great Canadia                                      55,000 Nissha Printing               2,146
              Gaming                      65*(N)               138,100 Nissin Healthcare
     106,735 MacDonald                                                   Food Service                2,054
               Dettwiler               4,529*                    1,021 Pasona, Inc.                  2,046
      76,260 Suncor Energy             6,146                   510,000 PENTAX Corp.                  2,812
     522,000 Talisman Energy           9,490                    32,400 PLENUS Co.                    1,108
                                  ----------                    34,700 Sankyo Co.                    2,272
                                      47,104                   775,000 Sumitomo Metal
FRANCE (5.4%)                                                            Industries                  3,451
      76,940 BNP Paribas               7,188(E)                 35,300 Takeda
     224,280 GameLoft                  1,641*                            Pharmaceutical              2,283
      20,940 Ipsos                     2,811                   287,000 Takuma Co.                    2,081(E)
      46,920 Publicis Groupe           1,898(E)                121,211 TENMA Corp.                   2,343
      59,825 Saft Groupe SA            1,727*                                                   ----------
      22,990 Societe Generale          3,546(E)                                                     72,194
      85,700 Total SA ADR              5,588(E)           KOREA (2.0%)
                                  ----------                   167,760 KT Corp. ADR                  3,699
                                      24,399                   201,460 SK Telecom ADR                5,258(E)
GERMANY (4.2%)                                                                                  ----------
      63,790 Continental AG            6,977                                                         8,957
      48,800 Rhoen-Klinikum AG         2,153              NETHERLANDS (1.7%)
      40,600 Wacker Chemie AG          4,715*                  47,380 Aalberts Industries
                                                                        NV                           3,517
                                                                35,100 Sligro Food Group             1,851



See Notes to Schedule of Investments          1

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Institutional Fund cont'd
---------------------------------------------------------------

NUMBER OF SHARES                 MARKET VALUE(+)          NUMBER OF SHARES                     MARKET VALUE(+)
                                ($000'S OMITTED)                                              ($000'S OMITTED)
      92,801 Tele Atlas NV             2,185*(E)          GERMANY (2.0%)
                                  ----------                     9,359 Porsche AG                    9,083
                                       7,553
                                                           TOTAL PREFERRED STOCKS
                                                           (COST $24,320)                           23,836
NORWAY (1.8%)                                                                                   ----------
     140,730 Prosafe ASA               8,008

SPAIN (1.2%)                                              SHORT-TERM INVESTMENTS (9.3%)
      59,950 Renta Corp. Real                               41,904,157 Neuberger Berman
               Estate SA               1,866*                            Securities Lending
      68,810 Telefonica SA ADR         3,381                             Quality Fund, LLC          41,904(++)
                                  ----------                         1 Neuberger Berman
                                       5,247                             Prime Money Fund
SWEDEN (2.7%)                                                            Trust Class                    --@
     581,300 Intrum Justitia AB        5,254(E)                                                 ----------
     206,500 Nobia AB                  6,723              TOTAL SHORT-TERM INVESTMENTS
       6,020 Unibet Group PLC            149              (Cost $41,904)                            41,904#
                                  ----------                                                    ----------
                                      12,126              TOTAL INVESTMENTS (108.4%)
SWITZERLAND (1.6%)                                        (COST $457,721)                          486,619##
      82,500 Advanced Digital                             Liabilities, less cash, receivables
               Broadcast               6,988*               and other assets [(8.4%)]              (37,823)
                                                                                                 ----------

TAIWAN, PROVINCE OF CHINA (0.5%)
   4,240,000   Hsinchu                                    TOTAL NET ASSETS (100.0%)              $ 448,796
               International Bank      2,118                                                    ----------

UNITED KINGDOM (22.4%)
    1,177,280 888 Holdings PLC         4,636*
      688,087 Barclays PLC             7,965
      250,050 Barratt
              Developments             4,300
      534,120 Burren Energy            8,124
      137,745 GlaxoSmithKline
              PLC                      3,819
      266,402 Kensington Group         5,190
    2,867,660 MFI Furniture
                Group                  6,191
      531,650 NETeller PLC             6,254*
      322,080 Northern Rock            6,196
      556,740 Punch Taverns PLC        8,942
      692,595 Redrow PLC               6,104
    1,283,258 RPS Group                4,946
      505,150 Trinity Mirror           4,816
      902,370 Tullow Oil PLC           6,144
    4,357,779 Vodafone Group          10,040
      610,512 William Hill             7,039
                                  ----------
                                     100,706

TOTAL COMMON STOCKS
(COST $391,497)                      420,879
                                  ----------

PREFERRED STOCKS (5.3%)

Brazil (3.3%)
      200,080 Companhia Vale do
                Rio Doce ADR           7,805
       27,900 Ultrapar
                Participacoes            413
      139,080 Ultrapar
                Participacoes ADR      2,121
      846,790 Universo Online SA       4,414*
                                  ----------
                                      14,753



See Notes to Schedule of Investments          2

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY INTERNATIONAL
---------------------------------------------------------
INSTITUTIONAL FUND
-------------------



                                 MARKET VALUE+      PERCENTAGE OF
INDUSTRY                       (000's OMITTED)         NET ASSETS
Oil & Gas                            $  81,952              18.3%
Banks                                   53,081              11.8%
Automobiles & Components                29,117               6.5%
Hotels, Restaurants & Leisure           26,481               5.9%
Technology - Hardware                   24,472               5.5%
Commercial Services & Supplies          21,581               4.8%
Telecommunications - Wireless           18,997               4.2%
Consumer Durables & Apparel             17,127               3.8%
Capital Goods                           16,422               3.7%
Media                                   15,768               3.5%
Food, Beverage & Tobacco                15,740               3.5%
Construction Materials                  13,138               2.9%
Energy Services & Equipment             12,263               2.7%
Financial Services                      11,508               2.6%
Consumer Discretionary                  11,485               2.6%
Materials - Metals & Mining             11,256               2.5%
Telecommunications - Diversified        10,369               2.3%
Energy                                  10,319               2.3%
Chemicals                                8,794               2.0%
Pharmaceuticals & Biotechnology          6,588               1.4%
Retailing                                6,191               1.4%
Health Care Equipment & Services         5,586               1.2%
Diversified Financials                   4,401               1.0%
Materials                                2,383               0.5%
Technology - Software                    2,185               0.5%
Industrial & Commercial Products         2,153               0.5%
Real Estate                              1,866               0.4%
Consumer Staples                         1,851               0.4%
Technology                               1,641               0.4%
Other Assets-Net                         4,081               0.9%

                                       -------             ------
                                     $ 448,796             100.0%
                                       -------             ------

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Manhattan Fund
--------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)          NUMBER OF SHARES                     MARKET VALUE(+)
                               ($000'S OMITTED)                                              ($000'S OMITTED)
COMMON STOCKS (97.3%)                                          47,000 Harman
AEROSPACE (2.5%)                                                        International
      78,500 Precision Castparts      4,524                             Industries                  3,982
      93,000 Rockwell Collins         5,078                                                    ----------
                                 ----------                                                         7,682
                                      9,602              CONSUMER STAPLES (2.0%)
BASIC MATERIALS (2.3%)                                        100,000 Shoppers Drug
     125,500 Airgas, Inc.             4,806                             Mart                        3,808
      65,000 Peabody Energy           4,052                    55,000 Whole Foods
                                 ----------                             Market                      3,575
                                      8,858                                                    ----------
BIOTECHNOLOGY (4.1%)                                                                                7,383
     210,000 Celgene Corp.            8,705*             DIAGNOSTIC EQUIPMENT (1.3%)
      72,500 Gilead Sciences          4,156*                  180,000 Cytyc Corp.                   4,730*
      37,500 Myogen, Inc.             1,168*
      45,000 Vertex
               Pharmaceuticals        1,553*(E)          ELECTRICAL & ELECTRONICS (0.8%)
                                    ----------                 88,000 Jabil Circuit                 3,064(E)
                                     15,582

BROADCASTING (0.3%)                                      ENERGY (7.6%)
      19,500 Lamar Advertising        1,063*(E)                55,000 Canadian Natural
                                                                        Resources                   2,956
BUILDING MATERIALS (0.3%)                                      67,500 GlobalSantaFe
      22,500 Eagle Materials          1,096                              Corp.                      4,059
                                                               60,000 Maverick Tube                 2,892*(E)
BUSINESS SERVICES (12.4%)                                      60,000 National-Oilwell
     140,000 Alliance Data                                               Varco                      3,963*
               Systems                7,430*                   57,500 Quicksilver
      99,000 CB Richard Ellis                                            Resources                  2,016*(E)
               Group                  7,660*                  138,750 Range Resources               3,594
      80,000 Corporate                                        105,000 Smith International           4,301(E)
               Executive Board        8,137(E)                120,000 XTO Energy                    4,946(E)
      60,000 Ecolab Inc.              2,323(E)                                                   ---------
      55,000 Getty Images             3,612*(E)                                                    28,727
      43,000 Iron Mountain            1,588*             FINANCIAL SERVICES (5.3%)
      60,000 Laureate Education       2,834*                   53,500 AmeriCredit Corp.             1,554*(E)
      90,500 MasterCard, Inc.                                  16,500 Chicago Mercantile
               Class A                4,067*                             Exchange                   7,281
      90,000 Monster Worldwide        4,398*                   38,500 Legg Mason                    3,693
      33,000 NeuStar, Inc.            1,062*                   70,000 Moody's Corp.                 3,661(E)
      50,000 Trimble Navigation       2,297*                   87,500 Nuveen
      50,000 VeriFone Holdings        1,582*                             Investments                3,930
                                 ----------                                                    ----------
                                     46,990                                                        20,119

                                                         HARDWARE (0.6%)
CABLE SYSTEMS (0.4%)                                           74,500 Network Appliance             2,384*
      65,000 Liberty Global Class
               A                      1,490*

CAPITAL EQUIPMENT (1.2%)                                 HEALTH CARE (6.6%)
      68,500 Danaher Corp.            4,392                    79,500  Allscripts
                                                                         Healthcare
                                                                         Solutions                  1,386*(E)
COMMUNICATIONS EQUIPMENT (1.1%)                               118,500  Cerner Corp.                 4,501*
      55,000 Harris Corp.             2,240                    45,000  Gen-Probe                    2,430*
     120,000 Tellabs, Inc.            1,716*                   48,500  Healthways, Inc.             2,577*
                                    ----------                 37,500  IMS Health                   1,012
                                      3,956                    50,000  Pharmaceutical
                                                                         Product
CONSUMER DISCRETIONARY (2.0%)                                            Development                1,817
      50,000 Fortune Brands           3,700                   112,500  Psychiatric
                                                                         Solutions                  3,307*(E)
                                                               50,000  United Surgical
                                                                         Partners
                                                                         International              1,556*

See Notes to Schedule of Investments          1

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Manhattan Fund cont'd
---------------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)          NUMBER OF SHARES                     MARKET VALUE(+)
                               ($000'S OMITTED)                                              ($000'S OMITTED)
     128,500 VCA Antech               3,870*                  120,000 MEMC Electronic
      47,000 WellCare Health                                            Materials                   4,202*
               Plans                  2,338*                  135,500 Microchip
                                 ----------                             Technology                  4,648(E)
                                     24,794                   204,900 Microsemi Corp.               4,913*
INDUSTRIAL (6.1%)                                             175,000 PMC-Sierra                    1,687*
      80,000 Dover Corp.              3,907                    77,250 Varian
     159,000 Fastenal Co.             6,837(E)                          Semiconductor
      33,000 Fluor Corp.              2,893(E)                          Equipment                   2,391*
      84,500 Rockwell                                                                          ----------
               International          5,770                                                        23,186
      52,000 W.W. Grainger            3,752              SOFTWARE (1.8%)
                                 ----------                   105,000 Autodesk, Inc.                3,821*
                                     23,159                    34,500 Red Hat                         905*(E)
LEISURE (5.9%)                                                 70,500 Salesforce.com,
      82,500 Gaylord                                                    Inc.                        2,080*(E)
               Entertainment          3,615*(E)                                                ----------
     100,000 Hilton Hotels            2,746                                                         6,806
      67,500 Marriott                                    TECHNOLOGY (5.3%)
               International          4,882                    75,000 Agilent
      85,000  Scientific Games                                           Technologies               2,616*
              Class A                 3,241*(E)                52,000 Akamai
     106,500 Station Casinos          7,775(E)                          Technologies                1,627*(E)
                                 ----------                    46,500 CACI International            2,833*
                                     22,259                   145,000 Cognizant
MEDIA (0.6%)                                                            Technology
      45,000 E.W. Scripps             2,083                             Solutions                   8,555*
                                                               62,500 CommScope, Inc.               1,827*(E)
MEDICAL EQUIPMENT (5.9%)                                       40,000 Logitech
      52,500 C. R. Bard               3,885                              International ADR          1,631*(E)
      30,000 Conor Medsystems           699*                   45,000 Redback Networks              1,075*(E)
      67,500 Hologic, Inc.            2,666*(E)                                                    ----------
      13,000 Intuitive Surgical       1,447*                                                       20,164
     120,000 Kyphon Inc.              4,763*(E)
     110,000 ResMed Inc.              5,001*(E)          TELECOMMUNICATIONS (5.0%)
      86,000 Varian Medical                                   146,500 American Tower                4,537*
               Systems                4,033*(E)               240,000 Dobson
                                 ----------                              Communications             2,062*
                                     22,494                   130,000 Leap Wireless
                                                                       International                5,698*
METALS (0.6%)                                                 122,500 NII Holdings                  6,671*
      27,000 Phelps Dodge             2,314                                                     ----------
                                                                                                   18,968
                                                         TRANSPORTATION (1.5%)
OIL & GAS (2.3%)                                              124,000 C.H. Robinson
     191,000 Denbury Resources        6,035*(E)                       Worldwide                     5,461(E)
      90,000 Western Oil Sands
               Class A                2,512*             UTILITIES (0.2%)
                                 ----------                    35,000 Mirant Corp.                    871
                                      8,547
                                 ----------              TOTAL COMMON STOCKS
                                                         (COST $249,626)                          368,010
RETAIL (5.2%)                                                                                    ----------
       30,000 Abercrombie &
               Fitch                  1,736              SHORT-TERM INVESTMENTS (18.0%)
     115,000 AnnTaylor Stores         4,423*(E)            58,483,601 Neuberger Berman
                                                                       Securities Lending
     235,000 Coach, Inc.              6,834*                           Quality Fund, LLC           58,484(++)
     145,000 Nordstrom, Inc.          5,340(E)
      42,500 Tiffany & Co.            1,453(E)
                                 ----------
                                     19,786
SEMICONDUCTORS (6.1%)
      59,500 Linear Technology        2,008
      70,000 Marvell Technology
               Group                  3,337*












See Notes to Schedule of Investments          2

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Manhattan Fund cont'd
---------------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)
                               ($000'S OMITTED)

   9,594,455 Neuberger Berman
               Prime Money Fund
               Trust Class            9,594@
                                 ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $68,078)                       68,078#
                                 ----------
TOTAL INVESTMENTS (115.3%)
(COST $317,704)                     436,088##
Liabilities, less cash, receivables
  and other assets [(15.3%)]        (57,692)
                                 ----------
TOTAL NET ASSETS (100.0%)         $ 378,396
                                 ----------




See Notes to Schedule of Investments          3

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Millennium Fund
---------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)           NUMBER OF SHARES                     MARKET VALUE(+)
                                ($000'S OMITTED)                                              ($000'S OMITTED)
COMMON STOCKS (99.1%)                                     HEALTH CARE (3.8%)
AEROSPACE (3.0%)                                                 10,500 Gen-Probe                      567*
       36,500 AAR Corp.                  879*                    13,500 Techne Corp.                   738*
       35,000 BE Aerospace               776*                    26,200 VCA Antech                     789*
                                  ----------                                                    ----------
                                       1,655                                                         2,094
BANKING & FINANCIAL (2.0%)                                HEALTH PRODUCTS & SERVICES (4.0%)
       14,500 Cathay General                                     37,000 Bio-Reference
                Bancorp                  520                              Laboratories                 693*(E)
       19,750 Glacier Bancorp            578                     15,900 Covance, Inc.                  939*
                                  ----------                     15,500 Integra
                                       1,098                              LifeSciences
BUILDING PRODUCTS (1.2%)                                                  Holdings                     596*
       13,700 Eagle Materials            668                                                    ----------
                                                                                                     2,228
BUILDING, CONSTRUCTION & FURNISHING (1.3%)                INDUSTRIAL (2.8%)
       16,000 MSC Industrial                                     14,200 DRS Technologies               756
                Direct                   740                     25,000 Mobile Mini                    784*
                                                                                                ----------
BUSINESS SERVICES (9.3%)                                                                             1,540
       20,000 51job, Inc. ADR            547*(E)          INDUSTRIAL & COMMERCIAL PRODUCTS (1.5%)
        8,300 Corporate                                          14,000 Actuant Corp.                  826
                Executive Board          844
       45,000 Kforce Inc.                688*(E)          INSURANCE (1.0%)
       36,000 Labor Ready                833*(E)                 12,100 ProAssurance
       14,100 Laureate Education         666*                             Corp.                        571*
       62,500 PeopleSupport Inc.         827*
       30,000 Sotheby's Holdings                          INTERNET (1.3%)
                Class A                  803*                    53,900 Digitas Inc.                   701*
                                  ----------
                                       5,208              LODGING (1.3%)
COAL (2.0%)                                                      12,000 Four Seasons
       24,900 Foundation Coal                                             Hotels                       742
                Holdings               1,129
                                                          MEDICAL EQUIPMENT (4.1%)
CONSUMER DISCRETIONARY (3.1%)                                    18,400 ArthroCare Corp.               777*
       29,400 Orient-Express                                     17,500 Hologic, Inc.                  691*
                Hotel                  1,128                     18,500 ResMed Inc.                    841*
       14,400 Steiner Leisure            600*                                                   ----------
                                  ----------                                                         2,309
                                       1,728              MEDICAL SERVICES (2.2%)
CONSUMER PRODUCTS & SERVICES (2.8%)                              33,000 Allscripts
       31,000 Aaron Rents                837                              Healthcare
       12,300 Carter's, Inc.             719*                             Solutions                    576*(E)
                                  ----------                     27,000 Per-Se
                                       1,556                              Technologies                 673*
ENTERTAINMENT (2.3%)                                                                            ----------
       17,200 Station Casinos          1,256                                                         1,249
                                                          OIL & GAS (7.0%)
FINANCIAL SERVICES (6.1%)                                        10,200 Oceaneering
       16,000 ADVANTA Corp.                                               International                765*
                Class B                  586                     47,000 TETRA
        6,200 Affiliated Managers                                         Technologies               1,365*
                Group                    559*                    10,900 Ultra Petroleum                627*
       10,500 GFI Group                  571*                    22,500 World Fuel Services          1,124
       17,000 Nasdaq Stock                                                                      ----------
                Market                   517*                                                        3,881
       34,100 Trammell Crow            1,181*(E)          RETAIL (3.9%)
                                  ----------                     16,800 GameStop Corp.
                                       3,414                              Class A                      721*(E)
                                                                 15,300 Tractor Supply                 851*(E)



See Notes to Schedule of Investments          1

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Millennium Fund cont'd
----------------------------------------------

NUMBER OF SHARES                 MARKET VALUE(+)          NUMBER OF SHARES                     MARKET VALUE(+)
                                ($000'S OMITTED)                                              ($000'S OMITTED)
       16,500 Under Armour                                SHORT-TERM INVESTMENTS (8.5%)
                Class A                  589*(E)              4,352,301 Neuberger Berman
                                  ----------                              Securities Lending
                                       2,161                              Quality Fund, LLC          4,352(++)
SEMICONDUCTORS (1.8%)                                           388,232 Neuberger Berman
       32,600 Varian                                                     Prime Money Fund
                Semiconductor                                            Trust Class                   388@
                Equipment              1,009*                                                   ----------
SOFTWARE (9.8%)                                           TOTAL SHORT-TERM INVESTMENTS
       32,500 Advent Software          1,066*             (COST $4,740)                              4,740#
       50,500 Informatica Corp.          710*                                                   ----------
       32,500 MRO Software               682*(E)          TOTAL INVESTMENTS (107.6%)
       32,000 Open Solutions             888*(E)          (COST $49,350)                            60,000##
       22,500 SPSS Inc.                  833*             Liabilities, less cash, receivables
       26,450 THQ Inc.                   617*               and other assets [(7.6%)]               (4,222)
       29,500 Ultimate Software                                                                 ----------
                Group                    669*(E)          TOTAL NET ASSETS (100.0%)               $ 55,778
                                  ----------                                                    ----------
                                       5,465
TECHNOLOGY (7.5%)
       31,500 aQuantive, Inc.            781*
       38,000 Atheros
                Communications           839*(E)
       11,300 Itron, Inc.                676*
       37,500 Redback Networks           896*
       22,000 Trimble Navigation       1,011*
                                  ----------
                                       4,203
TECHNOLOGY - SEMICONDUCTOR (2.3%)
       28,700 Microsemi Corp.            688*
       20,900 SiRF Technology
                Holdings                 613*
                                  ----------
                                       1,301
TELECOMMUNICATION EQUIPMENT (2.6%)
       12,000 Anixter International      585
       31,600 NICE-Systems ADR           859*
                                  ----------
                                       1,444
TELECOMMUNICATIONS - WIRELESS (2.0%)
       49,700 SBA
                Communications         1,138*

TRANSPORTATION (7.1%)
       21,000 GATX Corp.                 911
       13,000 Hub Group Class A          615*(E)
        7,800 Kirby Corp.                586*
       20,000 Landstar System            884
       30,825 Old Dominion
                Freight Line             950*(E)
                                  ----------
                                       3,946
TOTAL COMMON STOCKS
(COST $44,610)                        55,260
                                  ----------




See Notes to Schedule of Investments          2

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Fund
-------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)          NUMBER OF SHARES                     MARKET VALUE(+)
                               ($000'S OMITTED)                                              ($000'S OMITTED)
COMMON STOCKS (98.2%)                                    HEALTH CARE (9.0%)
AUTO RELATED (2.7%)                                         2,862,800 Boston Scientific            59,203*
   1,155,600 Harley-Davidson         57,607(E)              1,208,700 Caremark Rx                  57,981*
     507,600 Johnson Controls        43,232(E)              1,660,500 NBTY, Inc.                   43,538*
                                 ----------                   916,200 Teva
                                    100,839                             Pharmaceutical
BANKING & FINANCIAL (2.4%)                                              Industries ADR             33,359(E)
      91,900 Bank of America          4,448                 1,614,900 UnitedHealth Group           70,991
   2,291,490 Hudson City                                      945,200 WellPoint Inc.               67,658*
               Bancorp               31,370(E)                                                 ----------
     748,500 Merrill Lynch           54,199(E)                                                    332,730
                                 ----------              INDUSTRIAL (1.3%)
                                     90,017                 2,213,500 Chicago Bridge &
BUILDING MATERIALS (1.8%)                                               Iron                       50,202(E)
   1,171,900 Cemex S.A. de C.V.
               ADR                   66,763(E)           INSURANCE (5.8%)
                                                            1,794,800 Aetna Inc.                   69,028
BUILDING, CONSTRUCTION & FURNISHING (12.3%)                 1,231,700 American
   1,222,900 Centex Corp.            58,320(E)                          International
   2,312,532 D.R. Horton             60,958(E)                          Group                      74,887
   1,585,700 Home Depot              60,447(E)                564,200 Hartford Financial
   1,085,000 KB HOME                 55,552                             Services Group             49,616
   1,197,400 Lennar Corp. Class                               459,900 PMI Group                    20,926(E)
               A                     57,368(E)                                                 ----------
      81,700 NVR, Inc.               49,755*(E)                                                   214,457
   1,810,300 Pulte Homes             58,781(E)           MACHINERY & EQUIPMENT (6.2%)
   1,834,400 Toll Brothers           51,840*(E)               825,200 Caterpillar Inc.             60,198
                                 ----------                 1,535,659 Joy Global                   82,526(E)
                                    453,021                   956,500 Terex Corp.                  87,520*
BUSINESS SERVICES (0.8%)                                                                       ----------
     861,000 Career Education        28,060*(E)                                                   230,244
                                                         MANUFACTURING (0.5%)
COAL (6.5%)                                                   273,200 Eaton Corp.                  20,091
   2,059,000 Arch Coal               99,573(E)
   1,018,200 Foundation Coal                             METALS (2.3%)
               Holdings              46,155                   982,800 Phelps Dodge                 84,216(E)
   1,498,400 Peabody Energy          93,411(E)
                                 ----------              OIL & GAS (17.3%)
                                    239,139                   862,200 Anadarko
CONSUMER DISCRETIONARY (2.3%)                                           Petroleum                  42,826(E)
     649,375 Best Buy                34,417(E)              1,453,100 Canadian Natural
     558,100 Whirlpool Corp.         50,184                             Resources                  78,090(E)
                                 ----------                 1,169,400 Denbury Resources            36,953*
                                     84,601                   476,900 EOG Resources                31,313
ELECTRIC UTILITIES (2.9%)                                   1,145,200 Exxon Mobil                  69,754
     970,400 Exelon Corp.            54,934(E)                560,600 National-Oilwell
   2,133,500 Mirant Corp.            53,082*(E)                         Varco                      37,033*(E)
                                 ----------                   610,800 Petroleo Brasileiro
                                    108,016                             ADR                        53,048(E)
FINANCIAL SERVICES (7.3%)                                   1,321,950 Quicksilver
      25,100 Berkshire Hathaway                                         Resources                  46,361*(E)
               Class B               77,032*                1,628,800 Southwestern
      53,000 Citigroup Inc.           2,613                             Energy                     52,610*
   1,772,488 Countrywide                                    2,585,100 Talisman Energy              47,540(E)
               Financial             67,851(E)                877,200 Valero Energy                53,816
   1,583,500 General Electric        54,251                 1,475,900 Western Oil Sands
     441,500 Goldman Sachs                                              Class A                    41,190*
               Group                 66,644                 1,190,466 XTO Energy                   49,071
                                 ----------                                                    ----------
                                    268,391                                                       639,605
                                                         PHARMACEUTICAL (1.1%)
                                                              914,800 Shire PLC ADR                40,425(E)


See Notes to Schedule of Investments          1

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Fund cont'd

NUMBER OF SHARES                     MARKET VALUE(+)
                                    ($000'S OMITTED)
RETAIL (3.9%)
     633,300 Federated
               Department Stores          46,123
     852,700 J.C. Penney                  51,810
   1,897,600 TJX Cos.                     44,992(E)
                                      ----------
                                         142,925
SOFTWARE (5.8%)
   2,455,215 Activision, Inc.             32,090*(E)
   2,250,100 Check Point
               Software
               Technologies               43,472*
   1,640,700 Microsoft Corp.              37,162
   4,126,900 Oracle Corp.                 58,684*(E)
   2,809,268 Symantec Corp.               43,825*
                                      ----------
                                         215,233
TECHNOLOGY (2.0%)
     374,300 ASML Holding N.V.             7,586*
   1,131,800 Lexmark
               International
               Group                      64,795*(E)
                                      ----------
                                          72,381
TRANSPORTATION (1.5%)
   1,006,350 Frontline Ltd.               32,650(E)
     132,700 General Maritime              4,130(E)
   1,047,659 Ship Finance
               International              17,810(E)
                                      ----------
                                          54,590
UTILITIES (2.5%)
   1,595,400 TXU Corp.                    91,416

TOTAL COMMON STOCKS
(COST $3,040,696)                      3,627,362
                                      ----------
SHORT-TERM INVESTMENTS (16.6%)
 578,675,275 Neuberger Berman
               Securities Lending
               Quality Fund, LLC         578,675(++)

  36,624,011 Neuberger Berman
               Prime Money Fund
               Trust Class                36,624@
                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $615,299)                          615,299#
                                      ----------
TOTAL INVESTMENTS (114.8%)
(COST $3,655,995)                      4,242,661##

Liabilities, less cash, receivables
  and other assets [(14.8%)]            (547,748)
                                      ----------
TOTAL NET ASSETS (100.0%)             $ 3,694,91
                                      ----------



See Notes to Schedule of Investments          2

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Real Estate Fund
----------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)          NUMBER OF SHARES                     MARKET VALUE(+)
                               ($000'S OMITTED)                                              ($000'S OMITTED)
COMMON STOCKS (94.9%)                                    OFFICE (20.8%)
                                                               10,150 Alexandria Real
APARTMENTS (26.4%)                                                      Estate Equities               852
      10,400 Apartment                                         23,400 Brookfield Asset
               Investment &                                             Management
               Management               450                             Class A                       961
      57,300 Archstone-Smith                                   84,000 Equity Office
               Trust                  2,770                             Properties Trust            2,827
      30,100 Avalonbay                                         17,100 Highwoods
               Communities            3,200                             Properties                    530
      33,500 Camden Property                                   61,000 Maguire Properties            1,931
               Trust                  2,392                    35,800 Reckson
      62,800 Equity Residential       2,770                             Associates Realty           1,376
      12,800 Essex Property                                    31,100 SL Green Realty               3,085
               Trust                  1,363                   117,400 Trizec Properties             2,770
      49,600 Home Properties          2,467                                                    ----------
      22,700 Mid-America                                                                           14,332
               Apartment                                 OFFICE - INDUSTRIAL (0.3%)
               Communities            1,146                     7,400 Digital Realty Trust            186
      63,100 United Dominion
               Realty Trust           1,704              REGIONAL MALLS (14.9%)
                                 ----------                    25,700 CBL & Associates
                                     18,262                             Properties                    961
COMMUNITY CENTERS (5.3%)                                       51,300 General Growth
      21,450 Pan Pacific Retail                                         Properties                  2,245
               Properties             1,422                    19,800 Macerich Co.                  1,364
      36,300 Regency Centers          2,236                    52,900 Mills Corp.                   1,633
                                 ----------                    33,700 Simon Property
                                      3,658                             Group                       2,684
DIVERSIFIED (8.3%)                                             35,900 Taubman Centers               1,397
      49,500 Colonial Properties                                                               ----------
               Trust                  2,213                                                        10,284
      44,200 iStar Financial          1,683              TOTAL COMMON STOCKS
      20,300 Vornado Realty                              (COST $58,334)                            65,501
               Trust                  1,825                                                    ----------
                                 ----------              SHORT-TERM INVESTMENTS (4.5%)
                                      5,721                 3,148,219 Neuberger Berman
HEALTH CARE (5.2%)                                                      Prime Money Fund
      45,700 Nationwide Health                                          Trust Class
               Properties               959                             (Cost $3,148)               3,148#@
      55,100 OMEGA Healthcare
               Investors                679              TOTAL INVESTMENTS (99.4%)
      60,100 Ventas, Inc.             1,950              (COST $61,482)                            68,649##
                                 ----------              Cash, receivables and other
                                      3,588                assets, less liabilities (.6%)             383
INDUSTRIAL (5.7%)                                                                              ----------
      38,400 First Industrial                            TOTAL NET ASSETS (100.0%)               $ 69,032
               Realty Trust           1,421                                                    ----------
      50,300 ProLogis                 2,487
                                 ----------
                                      3,908
LODGING (8.0%)
     150,288 Host Marriott            3,016
      27,600 LaSalle Hotel
               Properties             1,146
      68,200 Strategic Hotel
               Capital                1,400
                                 ----------
                                      5,562




See Notes to Schedule of Investments          1

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Regency Fund
------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)          NUMBER OF SHARES                     Market Value(+)
                               ($000'S OMITTED)                                              ($000'S OMITTED)
COMMON STOCKS (97.7%)                                    FOOD & BEVERAGE (1.2%)
                                                                87,500 Constellation
AEROSPACE (0.6%)                                                        Brands                      2,161*
      32,700 Embraer-Empresa
              Brasileira de                              HEALTH CARE (7.3%)
              Aeronautica ADR         1,094(E)                 69,400 Coventry Health
                                                                        Care                        3,626*
AUTO RELATED (4.5%)                                            79,600 LifePoint Hospitals           2,812*
      75,150 Advance Auto Parts       2,865                   118,700 NBTY, Inc.                    3,113*
      46,900 Harley-Davidson          2,338                    65,900 Omnicare, Inc.                3,055
      33,200 Johnson Controls         2,827                    10,600 Triad Hospitals                 427*
                                 ----------                                                    ----------
                                      8,030                                                        13,033
BANKING & FINANCIAL (3.1%)                               INDUSTRIAL (2.3%)
     207,500 Hudson City                                      106,900 Chicago Bridge &
               Bancorp                2,841                             Iron                        2,424
      59,700 IndyMac Bancorp          2,740                    52,200 United Rentals                1,701*
                                 ----------                                                    ----------
                                      5,581                                                         4,125
                                                         INSURANCE (4.1%)
BUILDING, CONSTRUCTION & FURNISHING (8.6%)                     80,400 Aetna Inc.                    3,092
      25,600 Beazer Homes USA         1,274                    89,500 Endurance
      52,800 Centex Corp.             2,518                             Specialty Holdings          2,734
      88,800 Hovnanian                                         33,900 PMI Group                     1,543
               Enterprises            2,826*                                                   ----------
      35,700 KB HOME                  1,828                                                         7,369
      54,300 Lennar Corp. Class                          MACHINERY & EQUIPMENT (6.4%)
               A                      2,601                    77,750 Joy Global                    4,178
       2,900 NVR, Inc.                1,766*                   63,500 Manitowoc Co.                 2,921
      79,700 Pulte Homes              2,588                    47,300 Terex Corp.                   4,328*
                                 ----------                                                    ----------
                                     15,401                                                        11,427
BUSINESS SERVICES (1.1%)                                 MANUFACTURING (4.2%)
      60,800 Career Education         1,981*                   30,800 Eaton Corp.                   2,265
                                                               53,900 Ingersoll-Rand                2,351
 COAL (6.5%)                                                   94,000 Timken Co.                    2,954
      100,200 Arch Coal                4,846                                                   ----------
       45,900 Foundation Coal                                                                       7,570
                Holdings               2,081             METALS (2.5%)
       76,200 Peabody Energy           4,750                   11,800 Cleveland-Cliffs                868
                                  ----------                   41,300 Phelps Dodge                  3,539
                                      11,677                                                   ----------
 COMMUNICATIONS EQUIPMENT (2.4%)                                                                    4,407
      210,700 Arris Group              2,533*            OIL & GAS (12.8%)
      148,200 Avaya Inc.               1,750*                  78,200 Canadian Natural
                                  ----------                            Resources                   4,203
                                       4,283                  108,400 Denbury Resources             3,425*
 CONSUMER DISCRETIONARY (3.1%)                                    900 Kerr-McGee                       96
       77,600 Jarden Corp.             2,331*                  69,550 Quicksilver
       35,600 Whirlpool Corp.          3,201                            Resources                   2,439*(E)
                                  ----------                   77,000 Southwestern
                                       5,532                            Energy                      2,487*
 ELECTRIC UTILITIES (4.6%)                                     15,900 Sunoco, Inc.                  1,091
       76,900 DPL Inc.                 2,061                  176,400 Talisman Energy               3,244
       45,200 Edison International     1,774                  127,600 Williams
       90,300 Mirant Corp.             2,247*                           Companies                   2,884
       42,500 NRG Energy               2,114*                  74,142 XTO Energy                    3,056
                                  ----------                                                   ----------
                                       8,196                                                       22,925
 FINANCIAL SERVICES (1.4%)
       18,700 Bear Stearns             2,501








See Notes to Schedule of Investments          1

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Regency Fund cont'd
-------------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)           NUMBER OF SHARES                     MARKET VALUE(+)
                               ($000'S OMITTED)                                              ($000'S OMITTED)
PHARMACEUTICAL (1.2%)                                    SHORT-TERM INVESTMENTS (7.0%)
      49,500 Shire PLC ADR            2,187                 8,120,201 Neuberger Berman
                                                                        Securities Lending
REAL ESTATE (3.5%)                                                      Quality Fund, LLC           8,120(++)
      34,000 Colonial Properties                            4,316,003 Neuberger Berman
               Trust                  1,520(E)                          Prime Money Fund
      41,700 Developers                                                 Trust Class                 4,316@
               Diversified Realty     2,133                                                    ----------
      11,100 First Industrial                            TOTAL SHORT-TERM INVESTMENTS
               Realty Trust             411(E)           (COST $12,436)                            12,436#
      42,100 iStar Financial          1,603(E)                                                 ----------
      23,500 Trizec Properties          554              TOTAL INVESTMENTS (104.7%)
                                 ----------              (COST $167,346)                          187,405##
                                      6,221              Liabilities, less cash, receivables
RETAIL (3.9%)                                              and other assets [(4.7%)]               (8,344)
      52,400 Aeropostale, Inc.        1,296*                                                   ----------
     111,600 Hot Topic                1,545*(E)          TOTAL NET ASSETS (100.0%)              $ 179,061
      66,600 Ross Stores              1,881                                                    ----------
      95,600 TJX Companies            2,267
                                 ----------
                                      6,989
SEMICONDUCTORS (1.2%)
      47,400 International
               Rectifier              2,112*

SOFTWARE (4.1%)
     159,300 Activision, Inc.         2,082*
     102,200 Check Point
               Software
               Technologies           1,975*
      59,700 McAfee Inc.              1,412*
     114,700 Take-Two
               Interactive
               Software               1,868*(E)
                                 ----------
                                      7,337
TECHNOLOGY (1.4%)
      45,400 Lexmark
               International
               Group                  2,599*

TELECOMMUNICATIONS (0.8%)
      40,300 Amdocs Ltd.              1,510*

TRANSPORTATION (1.3%)
      39,500 Frontline Ltd. ADR       1,295(E)
      27,000 General Maritime           840(E)
       7,075 Ship Finance
               International            120
                                 ----------
                                      2,255
UTILITIES (3.6%)
      60,400 National Fuel Gas        2,163(E)
      75,100 TXU Corp.                4,303
                                 ----------
                                      6,466
TOTAL COMMON STOCKS
(COST $154,910)                     174,969
                                 ----------


See Notes to Schedule of Investments          2

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Socially Responsive Fund
------------------------------------------------

NUMBER OF SHARES                MARKET VALUE(+)          NUMBER OF SHARES                     MARKET VALUE(+)
                               ($000'S OMITTED)                                              ($000'S OMITTED)
COMMON STOCKS (95.3%)                                    OIL & GAS (3.4%)
AUTOMOTIVE (5.7%)                                             184,519 Cimarex Energy                7,484(E)
     328,500 BorgWarner, Inc.        21,609(E)                351,550 Newfield
     152,100 Toyota Motor ADR        16,332(E)                        Exploration                  15,022*
                                 ----------                                                    ----------
                                     37,941                                                        22,506
BANKING & FINANCIAL (5.3%)                               PHARMACEUTICAL (10.1%)
     292,700 Bank of New York         9,726                   346,500 Affymetrix, Inc.              9,532*
     411,675 State Street            25,565                   130,900 Millipore Corp.               9,084*
                                 ----------                   399,450 Novartis AG ADR              22,162(E)
                                     35,291                   417,750 Novo-Nordisk A/S
BUSINESS SERVICES (3.5%)                                              Class B                      25,878
     356,350 Manpower Inc.           23,459                                                    ----------
                                                                                                   66,656
CABLE SYSTEMS (8.0%)                                     REAL ESTATE (1.3%)
     716,600 Comcast Corp.                                    168,100 AMB Property                  8,309(E)
               Class A Special       22,931*
     889,711 Liberty Global Class                        TECHNOLOGY (3.4%)
               A                     20,401*                  796,151 National
     416,761 Liberty Global Class                                       Instruments                22,300
             C                        9,236*
                                 ----------              TECHNOLOGY - SEMICONDUCTOR (9.2%)
                                     52,568                 1,631,150 Altera Corp.                 31,905*
CONSUMER STAPLES (3.2%)                                       924,250 Texas Instruments            28,865
     250,525 Costco Wholesale        13,260                                                    ----------
     163,000 Target Corp.             7,974(E)                                                     60,770
                                 ----------
                                     21,234              TECHNOLOGY - SEMICONDUCTOR CAPITAL EQUIPMENT
ENERGY (1.9%)                                            (3.5%)
     182,100 BP PLC ADR              12,875                 1,465,700 Teradyne, Inc.               22,821*

FINANCIAL SERVICES (7.5%)                                TRANSPORTATION (3.2%)
     488,550 Citigroup Inc.          24,085                   471,950 Canadian National
     217,875 Freddie Mac             13,081                             Railway                    21,096(E)
      81,600 Goldman Sachs
             Group                   12,318              UTILITIES (4.4%)
                                 ----------                 2,060,763 National Grid                23,412
                                     49,484                    94,818 National Grid ADR             5,373
HEALTH PRODUCTS & SERVICES (5.0%)                                                              ----------
     243,250 Quest Diagnostics       13,559(E)                                                     28,785
     448,150 UnitedHealth Group      19,700              TOTAL COMMON STOCKS
                                 ----------              (COST $531,661)                          629,729
                                     33,259                                                    ----------
INDUSTRIAL (4.7%)                                        SHORT-TERM INVESTMENTS (10.0%)
     480,250 Danaher Corp.           30,789(E)             66,153,001 Neuberger Berman
                                                                        Securities Lending
INSURANCE (5.8%)                                                        Quality Fund, LLC
     425,600 Progressive Corp.       11,640                             (COST $66,153)             66,153(++)#
     776,475 Willis Group                                                                      ----------
               Holdings              26,983              PRINCIPAL AMOUNT
                                 ----------              REPURCHASE AGREEMENT (4.6%)
                                     38,623               $30,261,000 State Street Bank and Trust Co.,
MEDIA (6.2%)                                                          Repurchase Agreement, 4.67%,
     573,925 E.W. Scripps            26,561                             due 6/1/06, dated 5/31/06, Maturity
     801,901 Liberty Media                                              Value $30,264,926 Collateralized
               Holding Interactive                                      by $30,900,000, Fannie Mae,
               Class A               14,402*                            5.30%, due 8/13/09 (Collateral
                                 ----------                             Value $31,170,066
                                     40,963                             (COST $30,261)             30,261#
                                                                                               ----------



See Notes to Schedule of Investments          1

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Socially Responsive Fund cont'd
-------------------------------------------------------

PRINCIPAL AMOUNT                    MARKET VALUE(+)
                                    ($000'S OMITTED)

CERTIFICATES OF DEPOSIT (0.1%)
     100,000 Community Capital
               Bank, 3.75%, due
               6/30/06                       100
     100,000 Self Help Credit
               Union, 4.42%, due
               8/17/06                       100
     100,000 Shorebank
               Chicago, 3.95%,
               due 8/2/06                    100
     100,000 Shorebank Pacific,
               4.10%, due 8/2/06             100
                                      ----------
TOTAL CERTIFICATES OF DEPOSIT
(COST $400)                                  400
                                      ----------
TOTAL INVESTMENTS (110.0%)
(COST $628,475)                          726,543##
Liabilities, less cash, receivables
  and other assets [(10.0%)]             (65,893)
                                      ----------
TOTAL NET ASSETS (100.0%)              $ 660,650
                                      ----------




See Notes to Schedule of Investments          2

                                       NEUBERGER BERMAN MAY 31, 2006 (UNAUDITED)

Notes to Schedule of Investments
--------------------------------

(+) Investments in equity securities by each fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices, with the exception of securities held by Neuberger Berman International Fund ("International") and Neuberger Berman International Institutional Fund ("International Institutional"), which are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The funds value all other securities including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Trustees of Neuberger Berman Equity Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. During the period of this report, foreign security prices were translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. Beginning July 10, 2006, the exchange rate as of 4:00 p.m., Eastern time, will be used. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At May 31, 2006, selected Fund information on a U.S. federal income tax basis was as follows:

                                                          GROSS            GROSS
(000'S OMITTED)                                      UNREALIZED       UNREALIZED     NET UNREALIZED
NEUBERGER BERMAN                          COST     APPRECIATION     DEPRECIATION       APPRECIATION
CENTURY FUND                            $9,551           $1,508             $405             $1,103
FASCIANO FUND                          575,950          124,345           19,892            104,453
FOCUS FUND                           1,088,740          437,071            8,005            429,066
GENESIS FUND                         7,534,503        4,105,941           60,889          4,045,052
GUARDIAN FUND                        1,370,756          405,735            8,060            397,675
INTERNATIONAL FUND                   1,769,542          247,330           48,514            198,816
INTERNATIONAL INSTITUTIONAL FUND       457,780           41,467           12,628             28,839
MANHATTAN FUND                         318,134          121,335            3,381            117,954
MILLENNIUM FUND                         49,404           11,116              520             10,596
PARTNERS FUND                        3,658,018          670,036           85,393            584,643
REAL ESTATE FUND                        61,516            7,558              425              7,133
REGENCY FUND                           167,682           28,771            9,048             19,723
SOCIALLY RESPONSIVE FUND               628,604          101,509            3,570             97,938

*    Non-income producing security.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At May 31, 2006, these securities amounted to $4,537,000 or 0.25% of net assets for International and $1,100,000 or 0.25% of net assets for International Institutional.


For information on the funds' significant accounting policies, please refer to the funds' most recent semi-annual financial statements.

(N) Restricted security subject to restrictions on resale under federal securities laws. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities. These securities have been deemed by the investment manager to be liquid. The list below does not include other securities registered under Rule 144A, which may also be deemed to be restricted.

-------------------------------------------------------------------------------------------------------------------
                                                                       ACQUISITION                       FAIR VALUE
                                                                              COST                       PERCENTAGE
(000'S OMITTED)      RESTRICTED     ACQUISITION     ACQUISITION         PERCENTAGE     FAIR VALUE         OF FUND'S
NEUBERGER BERMAN     SECURITIES            DATE            COST          OF FUND'S          AS OF     NET ASSETS AS
                                                                     NET ASSETS AS        MAY 31,        OF MAY 31,
                                                                    OF ACQUISITION           2006              2006
                                                                              DATE
-------------------------------------------------------------------------------------------------------------------
Genesis Fund         Flint          04/21/2006        $3,827             0.03%           $3,961            0.03%
                     Energy
                     Services
-------------------------------------------------------------------------------------------------------------------
International Fund   Great          01/24/2006         3,387             0.27             2,270            0.13
                     Canadian
                     Gaming
-------------------------------------------------------------------------------------------------------------------
International Fund   Great          01/24/2006            96             0.03                65            0.01
Institutional        Canadian
                     Gaming
-------------------------------------------------------------------------------------------------------------------

(E)  All or a portion of this security is on loan.

^    Affiliated issuer.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the fund.




For information on the funds' significant accounting policies, please refer to the funds' most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: July 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
   Peter E. Sundman
   Chief Executive Officer

Date: July 26, 2006


By: /s/ John M. Mcgovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
      and Accounting Officer

Date: July 26, 2006